Shareholder Fees - FidelitySeriesInternationalFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none